Selected Financial Statement Information - Goodwill and Other Intangible Assets (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Goodwill
Balance at the beginning of the period	$ 343,766
Acquisitions	2,402
Balance at the end of the period	346,168	$ 343,766
Goodwill, Impairment Loss	0	0	$ 0
Other intangible assets
Cost	154,167	150,105
Accumulated Amortization	(133,346)	(123,834)
Total	20,821	26,271
Cost	320,167	316,105
Accumulated Impairment	(34,900)	(34,900)
Net	151,921	157,371
Total amortization expense	9,500	11,100	12,000
Intangible asset impairment charge	$ 0	0	$ 0
Number of reporting segments | segment	3
Trade names
Other intangible assets
Cost	$ 166,000	166,000
Net	131,100	131,100
Accumulated Impairment	(34,900)	(34,900)
Customer relationship
Other intangible assets
Cost	125,828	122,109
Accumulated Amortization	(105,911)	(97,704)
Total	19,917	24,405
Supply agreement
Other intangible assets
Cost	26,000	26,000
Accumulated Amortization	(26,000)	(25,274)
Total		726
Non-compete agreements
Other intangible assets
Cost	2,101	1,758
Accumulated Amortization	(1,197)	(856)
Total	904	902
Trade names
Other intangible assets
Cost	238	238
Accumulated Amortization	(238)
Net		238
Medical Equipment Solutions
Goodwill
Balance at the beginning of the period	227,486
Balance at the end of the period	227,486	227,486
Clinical Engineering Solutions
Goodwill
Balance at the beginning of the period	62,826
Acquisitions	203
Balance at the end of the period	63,029	62,826
Surgical Services
Goodwill
Balance at the beginning of the period	53,454
Acquisitions	2,199
Balance at the end of the period	$ 55,653	$ 53,454